Summary of Changes in Fair Value of Liabilities (Detail) (USD $)		12 Months Ended
	Jun. 03, 2008	Dec. 31, 2013 Warrant	Dec. 31, 2012 Warrant	Dec. 31, 2013 2013 Series D&E and Placement Agent	Dec. 31, 2012 2013 Series D&E and Placement Agent	Dec. 31, 2013 2012 Series A&B and Placement Agent	Dec. 31, 2012 2012 Series A&B and Placement Agent	Dec. 31, 2013 2010 Series B	Dec. 31, 2012 2010 Series B	Dec. 31, 2013 Debenture Conversion Feature [Member]	Dec. 31, 2012 Debenture Conversion Feature [Member]
Warrant Liability
Balance		$ 21,420,276	$ 3,705,472			$ 12,973,054		$ 898,722	$ 3,705,472	$ 7,548,500
Purchases, sales and settlements:
Warrants and other derivatives issued		15,681,151	20,521,554	15,681,151			12,973,054				7,548,500
Settlment of derivatives		(5,403,000)								(5,403,000)
Total gains or losses:
Unrealized depreciation		4,166,454	(2,806,750)	2,754,662		4,093,562		(536,270)	(2,806,750)	(2,145,500)
Balance		$ 35,864,881	$ 21,420,276	$ 18,435,813		$ 17,066,616	$ 12,973,054	$ 362,452	$ 898,722		$ 7,548,500
Value per Warrant	2.42	0.75		0.61		1.02		0.39